Consolidated Statements of Financial Position (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash	$ 1,911,069	$ 6,235,670
Trade receivables, net	40,122	33,577
Trade receivables - related party	124,764	17,238
Inventories	503,053	372,870
Prepaid expenses and other current assets	507,603	1,184,675
Total current assets	3,086,611	7,844,030
Property and equipment, net	1,388,544	1,365,144
Intangible assets	4,008,871	3,017,462
Right-of-use assets, net	1,319,488	1,011,531
Total assets	9,803,514	13,238,167
Current Liabilities
Accounts payable and accrued liabilities	1,144,570	2,295,058
Accounts payable and accrued expense - related party	1,192,382	558,514
Convertible debt	482,149	1,093,975
Silent partnership	837,845	767,926
Silent partnership - related party	300,788	263,353
Intellectual property acquisition liability	1,000,000
Intellectual property acquisition liability - related party	657,895	690,575
Lease liabilities	372,619	280,145
Total current liabilities	5,988,248	5,949,546
Lease liabilities	1,100,206	865,982
Intellectual property acquisition liability - related party	192,711	376,096
Total liabilities	7,281,165	7,191,624
Shareholders’ equity
Share capital	41,572	23,054
Share premium	77,125,610	69,964,098
Reserve	25,293,787	27,594,947
Accumulated deficit	(99,322,895)	(90,978,684)
Accumulated other comprehensive loss	(615,725)	(556,872)
Total shareholders’ equity	2,522,349	6,046,543
Total liabilities and shareholders’ equity	$ 9,803,514	$ 13,238,167